SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2024	December 31, 2023
300,000,000 common shares of $0.01 par value each (December 31, 2023: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2024	December 31, 2023
138,803,619 common shares of $0.01 par value each (December 31, 2023: 138,562,173 common shares of $0.01 par value each)	1,388	1,386

The Company’s common shares are listed on the New York Stock Exchange.

On May 8, 2023, the Board of Directors authorized the repurchase of up to an aggregate of $100 million of the Company’s common shares until June 30, 2024 (“Share Repurchase Program”). As of June 30, 2024 and December 31, 2023, 1,095,095 shares were repurchased by the Company under its Share Repurchase Program and held as treasury stock.

During the six months ended June 30, 2024, the Company issued a total of 242,146 new shares after 510,000 share options were exercised. (See also Note 13: Share Option Plan).

During the six months ended June 30, 2024, the Company cancelled 700 shares, which were previously held by the Company’s transfer agent.

Therefore, the outstanding share capital of the Company was 137,708,524 common shares as of June 30, 2024 (December 31, 2023: 137,467,078 common shares).
During the six months ended June 30, 2024, the Company declared a dividend of $0.26 per share on February 14, 2024 to shareholders of record as of March 15, 2024, with an ex-dividend date of March 14, 2024. The Company declared a dividend of $0.27 per share on May 14, 2024 to shareholders of record as of May 28, 2024, with an ex-dividend date of May 24, 2024.